Share-based Payments Arrangement - SENAO's Outstanding Stock Options (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	5,318,000	5,926,000
Number of options, Options forfeited		(5,318,000)	(608,000)
Number of options, Options outstanding at end of the year	0	0	5,318,000
Number of options, Options exercisable at end of the year		0	5,318,000
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0	$ 66.20	$ 70.70
Weighted-average exercise price, Options outstanding at end of the year		0	66.20
Weighted-average exercise price, Options exercisable at end of the year		$ 0	$ 66.20